Leases	12 Months Ended
Oct. 31, 2025
Leases [Abstract]
Leases
4.	Leases

On December 25, 2023, the Company entered into an agreement with a third party for the lease of office space in Tel Aviv, Israel, having a total area of approximately 240 square meters. The Company occupies approximately 120 square meters of the space for its offices. The Company’s base rent was ILS 23,300 per month (approximately $6,500) during the term of the lease. The lease liability was discounted using the Company’s estimated incremental borrowing rate of 10%.

On March 31, 2024, the Company and a third party agreed to terminate the lease agreement prior to the initial term of the lease. As a result, the Company paid early termination fees of approximately $13,000 and paid approximately $3,000 to a broker. The loss upon early termination related to this transaction was recorded as general and administrative expenses within the Consolidated Statements of Operations and Comprehensive Loss.

On June 13, 2024, the Company entered into an agreement with a third party for the lease of office space in Tel Aviv, Israel, having a total area of approximately 386 square meters. The Company occupies approximately 40 square meters of the space for its offices. The rental period is from April 1, 2024 to March 31, 2026. The Company’s base rent was ILS 12,500 per month (approximately $3,400) during the term of the lease. The lease liability was discounted using the Company’s estimated incremental borrowing rate of 10%.

ROU office space

Balance, October 31, 2023	$-
Addition	181,779
Early termination of office lease	(88,562)
Accumulated depreciation	(39,023)
Exchange rate differences	(2,531)
Balance, October 31, 2024	$51,663
Accumulated depreciation	(38,415)
Exchange rate differences	4,154
Balance, October 31, 2025	$17,402

Lease liability

Balance, October 31, 2023	$-
Addition	181,779
Early termination of office lease	(88,905)
Lease payments	(42,587)
Interest expense	5,386
Exchange rate differences	(2,531)
Balance, October 31, 2024	$53,142
Lease payments	(42,543)
Interest expense	3,857
Exchange rate differences	4,344
Balance, October 31, 2025	$18,800

Amounts recognized in profit or loss

	Year ended	Year ended
	October 31,	October 31,
	2025	2024
Depreciation	$38,415	$39,023
Interest	3,857	5,386

	$42,272	$44,409